UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.9%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,409,360
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	2,170	2,018,122

		4,427,482

Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	715	687,101

Arkansas — 4.0%
Arkansas Development Finance Authority, Refunding RB, Series C (NPFGC):
5.35%, 12/01/11 (a)	535	561,937
5.35%, 12/01/35	5,685	5,622,920

		6,184,857

California — 19.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	5,500	5,576,780
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	2,918,392
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42 (b)	1,730	1,698,722
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,367,890
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,578,983
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	2,060	1,755,511
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,033,640
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,500	1,419,555
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	2,565	2,136,158

Municipal Bonds	Par (000)	Value

California (concluded)
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	$1,825	$1,825,000
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	1,885	1,682,871
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC) (c):
5.66%, 12/01/24	2,635	990,707
5.66%, 12/01/25	2,355	816,761
5.66%, 12/01/26	2,355	747,571
Santa Ana Unified School District, GO (NPFGC), 5.00%, 8/01/32	790	735,838
West Contra Costa Unified School District California, GO, Election of 2000, Series C (NPFGC), 5.00%, 8/01/21	3,480	3,486,125

		30,770,504

Colorado — 1.6%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,002,429
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	455	444,503

		2,446,932

District of Columbia — 1.6%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	400	365,796
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	2,000	2,062,880

		2,428,676

Florida — 12.4%
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (c)	175	25,454
Miami International Airport, Series A AMT (AGM), 5.50%, 10/01/41	3,900	3,622,554
Water & Sewer System (AGM), 5.00%, 10/01/39	6,640	6,217,762
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	2,215	2,226,518

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	$7,395	$7,167,604

		19,259,892

Georgia — 6.0%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	3,495	3,500,487
City of Atlanta Georgia, RB, General, Series A (AGM):
5.00%, 1/01/35	1,410	1,327,487
5.00%, 1/01/40	1,410	1,310,370
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,075	1,936,079
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	1,260	1,239,449

		9,313,872

Illinois — 12.9%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	1,200	1,183,692
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,074,360
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/29	2,180	1,996,248
5.00%, 1/01/30	870	792,509
City of Chicago Illinois, RB (AGM):
General, Third Lien, Series C, 5.25%, 1/01/35	1,255	1,202,215
Series A, 5.00%, 1/01/33	8,000	7,360,080
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	1,310	1,308,480
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,330,212
6.00%, 6/01/28	400	381,736
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,411,500

		20,041,032

Indiana — 4.4%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	6,000	5,400,540
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,465,879

		6,866,419

Municipal Bonds	Par (000)	Value

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	$1,770	$1,717,767

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	320	325,277
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,000	1,003,890

		1,329,167

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,055	2,217,407

Maine — 0.7%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	1,180	1,157,887

Massachusetts — 1.8%
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.50%, 7/01/32	2,440	2,400,692
Massachusetts HFA, Refunding RB, Housing Development, Series A, AMT (NPFGC), 5.15%, 6/01/11	315	315,806

		2,716,498

Michigan — 15.7%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	2,410	2,277,812
Senior Lien, Series B (AGM), 7.50%, 7/01/33	2,000	2,316,140
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	1,580	1,624,035
Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,240	3,253,381
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,369,547
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,910	1,831,575
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	875	887,136
5.25%, 10/15/25	455	455,341
Michigan Strategic Fund, Refunding RB, AMT (Syncora) Detroit Edison Co.:
Pollution, Series B, 5.65%, 9/01/29	1,500	1,466,190
Pollution, Series C, 5.65%, 9/01/29	2,050	2,003,793
Project, Series A, 5.50%, 6/01/30	750	713,123
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,126,804

		24,324,877

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$1,325	$1,390,786

Nevada — 6.6%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,510	3,247,101
Las Vegas-McCarran, Series A-1, AMT (AGM), 5.00%, 7/01/23	1,750	1,685,652
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	6,000	5,300,400

		10,233,153

New Jersey — 8.0%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,587,038
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,118,186
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	3,500	3,691,940

		12,397,164

New York — 3.0%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	2,410	2,414,699
Second General Resolution, Series EE, 5.38%, 6/15/43	790	792,647
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,397,928

		4,605,274

Pennsylvania — 1.0%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	1,720	1,644,010

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,165,802

Texas — 24.0%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	1,080	1,067,386
5.00%, 11/15/29	1,365	1,338,819
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	1,250	1,193,975
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,321,880
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,000	2,006,220

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	$600	$644,322
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	2,610	2,578,158
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	775	789,950
North Texas Tollway Authority, Refunding RB (NPFGC) System, First Tier :
5.75%, 1/01/40	6,710	6,305,924
Series A, 5.13%, 1/01/28	5,000	4,805,650
Series A, 5.63%, 1/01/33	6,585	6,293,416
Series B, 5.75%, 1/01/40	6,275	5,897,119

		37,242,819

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,485	2,274,744

Virginia — 1.7%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	975	975,936
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,500	1,628,040

		2,603,976

Washington — 1.3%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	2,310	2,094,454

Total Municipal Bonds – 137.0%		212,542,552

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	2,120	2,042,238

California — 2.8%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	1,258	1,259,013
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,149	3,115,855

		4,374,868

Colorado — 3.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	5,131,972

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

District of Columbia — 0.7%

District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$1,040	$1,124,202

Florida — 8.5%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	3,964,312
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	7,912,125
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,290	1,349,972

		13,226,409

Georgia — 2.6%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	4,000	4,012,920

Illinois — 1.6%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,418,635

Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,430,425

Massachusetts — 5.2%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,008	8,014,633

Nevada — 6.0%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,351,150
Series B, 5.50%, 7/01/29	3,749	3,852,841

		9,203,991

New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,401	2,355,722

Washington — 2.7%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	4,002	4,204,438

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 37.1%		57,540,453

Total Long-Term Investments (Cost – $279,872,393) – 174.1%		270,083,005

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.15% (e)(f)	3,620,525	$3,620,525

Total Short-Term Securities (Cost – $3,620,525) – 2.3%		3,620,525

Total Investments (Cost – $283,492,918*) – 176.4%		273,703,530
Other Assets Less Liabilities – 4.7%		7,295,708
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (25.0)%		(38,840,919)
Preferred Shares, at Redemption Value – (56.1)%		(87,005,536)

Net Assets Applicable to Common Shares – 100.0%		$155,152,783

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$251,635,439

Gross unrealized appreciation	$2,703,763
Gross unrealized depreciation	(12,451,086)

Net unrealized depreciation	$(9,747,323)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co. Inc.	$1,698,722	$16,418

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	8,653,666	(5,033,141)	3,620,525	$10,927

(f)	Represents the current yield as of report date.

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$270,083,005	—	$270,083,005
Short-Term Securities	$3,620,525	—	—	3,620,525

Total	$3,620,525	$270,083,005	—	$273,703,530

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 25, 2011